Shareholder Report, Holdings (Details) - C000248158 [Member]	Jul. 31, 2026
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Oceaneering International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Vodafone Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Equinor ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
J. Sainsbury PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
GSK PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Talos Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%